Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 18,034	$ 49,202	$ 1,061,151
Prepaid expenses	190,400	157,483
Prepaid income taxes	19,779	19,779	138,571
Total Current Assets	228,213	226,464	1,199,722
Deferred tax asset	61,278
Cash and marketable securities held in Trust Account	12,690,899	12,628,170	195,312,177
TOTAL ASSETS	12,980,390	12,854,634	196,511,899
Current Liabilities
Accounts payable and accrued expenses	319,180	260,404	2,771,025
Total Current Liabilities	319,180	260,404	2,771,025
Promissory note		566,288	566,288
Convertible promissory notes - related party	460,000	225,000
Warrant liability	8,307,375	6,260,000	7,166,250
Deferred underwriting fee payable	2,000,000	6,750,000	7,000,000
Total Liabilities	11,086,555	14,061,692	17,503,563
Commitments
Common stock subject to possible redemption, 0 and 16,808,829 shares at redemption value at December 31, 2020 and 2019, respectively			174,008,335
Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,224,268 shares issued and outstanding	622	622	707
Additional paid-in capital	4,812,500		5,136,000
Accumulated deficit	(2,919,287)	(1,207,680)	(136,706)
Total Stockholders’ Equity (Deficit)	1,893,835	(1,207,058)	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 12,980,390	$ 12,854,634	$ 196,511,899